Debt - Disclosure of lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Long-term debt (non-current)	€ 1,636	€ 1,698
Short-term debt and current portion of long-term debt (current)	€ 818	€ 858